Investments (Schedule of available-for-sale debt investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments
Cost or amortized cost	$ 63,928	$ 63,928
Gross unrealized losses	(23,108)
Translation difference	(20)	(10)
Available-for-sale debt securities	$ 40,800	$ 63,918